RECEIVABLES, REPAYMENTS AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other current receivables [abstract]
Schedule of accounts receivable

(in millions)	June 30, 2022	December 31, 2021
Current:
Trade receivables, other than related parties	$845	$872
Unbilled accounts receivable (1)	30	43
Other receivables	260	239
Receivables from government grants	47	46
Receivables from related parties	9	8
	$1,191	$1,208
Noncurrent:
Advances to suppliers (2)	$246	$199
Non-trade receivables	12	13
Marketable securities	263	—
Other	41	42
Total	$562	$254
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
(2) Primarily represents advances to suppliers to offset against future purchases.
Schedule of unbilled accounts receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable for the six months ended June 30, 2022 and the twelve months ended December 31, 2021, respectively:

(in millions)	June 30, 2022	December 31, 2021
Balance, beginning of period	$43	$62
Revenue recognized during the period	48	44
Amounts invoiced	(61)	(69)
Other	—	6
Balance, end of period	$30	$43